Leases (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Lease modification		$ 19,417	$ 0
Finance Lease, Interest Expense	$ 866	866
Finance Lease, Right-of-Use Asset, Amortization	$ 163	163
Repayment of finance lease liability		$ 130	(0)
Charter-in and bareboat contracts [Member] | Minimum [Member]
Operating lease remaining lease term	1 month 6 days	1 month 6 days
Charter-in and bareboat contracts [Member] | Maximum [Member]
Operating lease remaining lease term	8 years	8 years
Land lease agreements [Member]
Operating lease remaining lease term	43 years 9 months 18 days	43 years 9 months 18 days
Land lease agreements [Member] | Minimum [Member] | Navios Logistics [Member]
Operating lease remaining lease term	43 years 8 months 12 days	43 years 8 months 12 days
Land lease agreements [Member] | Maximum [Member] | Navios Logistics [Member]
Operating lease remaining lease term	44 years 1 month 6 days	44 years 1 month 6 days
Office lease agreements [Member]
Operating lease remaining lease term	2 years 6 months	2 years 6 months
Office lease agreements [Member] | Minimum [Member] | Navios Logistics [Member]
Operating lease remaining lease term	1 year 3 months 18 days	1 year 3 months 18 days
Office lease agreements [Member] | Maximum [Member] | Navios Logistics [Member]
Operating lease remaining lease term	4 years 4 months 24 days	4 years 4 months 24 days
One Previously Chartered In Vessel [Member]
Amount written off			3,952
Gain on sale of vessel			$ 12,541
Charter-in contracts [Member]
Operating lease remaining lease term	4 years 6 months	4 years 6 months
Navios Sky [Member]
Lease modification		$ 19,417
Deposit for acquisition of vessel		2,002
Repayment of finance lease liability		$ 130